Document and Entity Information	Jul. 20, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Amendment Flag	false
Entity Central Index Key	0000072971
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 20, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	1-866
Local Phone Number	249-3302
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $1-2/3
Trading Symbol	WFC
A 7.5 Not Cumulative Perpetual Convertible Class A Preferred Stock Series L [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Fixedto Floating Rate 5.85 Not Cumulative Perpetual Class APFD Stock Series Q [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.85% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRQ
Fixedto Floating Rate 6.625 Not Cumulative Perpetual Class APFD Stock Series R [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock
Trading Symbol	WFC.PRR
Not Cumulative Perpetual Class A Preferred Stock Series Y [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Not Cumulative Perpetual Class A Preferred Stock Series Z [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Not Cumulative Perpetual Class A Preferred Stock Series AA [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Not Cumulative Perpetual Class A Preferred Stock Series CC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Not Cumulative Perpetual Class A Preferred Stock Series DD [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Guaranteeof Medium Term Notes Series Adue October 302028of Wells Fargo Finance LLC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A